Business Combinations (MoboTap Transaction , Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 31, 2014	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill			$ 10,257	$ 27,504
Intangible assets impairment losses			1,500	4,600	$ 400
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business			$ 16,369	86,882	$ 0
MoboTap [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	51.00%
Cash consideration	$ 90,830
Goodwill	$ 113,040
Intangible assets impairment losses				3,400		$ 8,900
Changyou.com Limited [Member] | MoboTap [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	51.00%
Cash consideration	$ 91,000
Percentage of equity interest, Changyou has right to purchase from noncontrolling shareholders	10.00%
Percentage below IPO price, Changyou has right to purchase from non-controlling shareholders	20.00%
Goodwill	$ 113,000
Goodwill impairment losses		$ 83,500		$ 83,500		29,600
Intangible assets impairment losses		3,400				$ 8,900
Percentage of disposed equity interests					51.00%
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business		$ 86,900
Changyou.com Limited [Member] | MoboTap [Member] | Dolphin Browser user base [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	2 years 4 months 24 days
Changyou.com Limited [Member] | MoboTap [Member] | Technology [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	5 years 4 months 24 days
Changyou.com Limited [Member] | MoboTap [Member] | Trademark [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	10 years 4 months 24 days